Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	81 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000001635
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165211
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001638
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174753
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000001639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000077822
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000165213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000130959
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000130960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000174754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000196921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
C000196922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000196923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000001635
Average Annual Return [Line Items]
Average Annual Return, Percent	24.29%	9.12%		11.02%
Without Sales Load [Member] | C000077818
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%	9.40%		11.31%
Without Sales Load [Member] | C000165210
Average Annual Return [Line Items]
Average Annual Return, Percent	24.61%	9.40%		11.31%
Without Sales Load [Member] | C000001636
Average Annual Return [Line Items]
Average Annual Return, Percent	15.62%	10.49%		11.05%
Without Sales Load [Member] | C000077819
Average Annual Return [Line Items]
Average Annual Return, Percent	15.92%	10.77%		11.33%
Without Sales Load [Member] | C000165211
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	10.77%		11.33%
Without Sales Load [Member] | C000001637
Average Annual Return [Line Items]
Average Annual Return, Percent	28.90%	12.12%		10.87%
Without Sales Load [Member] | C000077820
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	12.41%		11.16%
Without Sales Load [Member] | C000165212
Average Annual Return [Line Items]
Average Annual Return, Percent	29.23%	12.41%		11.16%
Without Sales Load [Member] | C000001638
Average Annual Return [Line Items]
Average Annual Return, Percent	43.85%	20.82%		16.96%
Without Sales Load [Member] | C000077821
Average Annual Return [Line Items]
Average Annual Return, Percent	44.24%	21.15%		17.27%
Without Sales Load [Member] | C000174753
Average Annual Return [Line Items]
Average Annual Return, Percent	44.26%	21.13%		17.28%
Without Sales Load [Member] | C000001639
Average Annual Return [Line Items]
Average Annual Return, Percent	44.65%	11.36%		12.57%
Without Sales Load [Member] | C000077822
Average Annual Return [Line Items]
Average Annual Return, Percent	45.01%	11.65%		12.86%
Without Sales Load [Member] | C000165213
Average Annual Return [Line Items]
Average Annual Return, Percent	44.98%	11.63%		12.85%
Without Sales Load [Member] | C000130959
Average Annual Return [Line Items]
Average Annual Return, Percent	22.78%	10.53%		11.71%
Without Sales Load [Member] | C000130960
Average Annual Return [Line Items]
Average Annual Return, Percent	23.12%	10.82%		12.00%
Without Sales Load [Member] | C000174754
Average Annual Return [Line Items]
Average Annual Return, Percent	23.07%	10.82%		12.00%
Without Sales Load [Member] | C000196921
Average Annual Return [Line Items]
Average Annual Return, Percent	40.11%	18.52%	16.25%
Without Sales Load [Member] | C000196922
Average Annual Return [Line Items]
Average Annual Return, Percent	40.46%	18.80%	16.53%
Without Sales Load [Member] | C000196923
Average Annual Return [Line Items]
Average Annual Return, Percent	40.46%	18.80%	16.53%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
Baron Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	29.33%	11.48%		11.30%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	41.47%	19.09%		16.04%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	41.47%	19.09%		16.04%
Baron Index: Russell 3000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Average Annual Return, Percent	41.47%	19.09%		16.04%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	42.19%	19.74%		16.52%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	42.19%	19.74%		16.52%
Baron Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	42.19%	19.74%		16.52%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	27.66%	8.82%		8.95%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.98%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.98%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.98%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Baron Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		13.38%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	35.19%	15.26%		12.83%